Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Mar. 31, 2020	Mar. 30, 2020	Mar. 26, 2020	Mar. 19, 2020	Feb. 28, 2020	Apr. 14, 2020
Subsequent Events (Textual)
Acquisition, date of merger agreement		Dec. 12, 2019
investors invest amount			$ 6,000	$ 4,000	$ 6,000
Financing completed amount		$ 12,000
Financing terminated amount						$ 4,000
EdtechX [Member]
Subsequent Events (Textual)
Merger transaction, description	Azimut Enterprises Holdings S.r.l. invested $20,000 in EdtechX to purchase 2,000,000 units of EdtechX, which were converted into same number of units of the Company upon closing of the merger transaction.